Fair Value Measurements - Assets Measured and Recognized at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investment securities available for sale:
Investment securities available for sale, at fair value	$ 198,174	$ 302,221
Total fair value assets	200,413	303,606
Liabilities	1,219	913
Interest rate lock commitments
Investment securities available for sale:
Investment securities available for sale, at fair value	1,020	472
Total derivative loan commitments
Investment securities available for sale:
Derivative assets	1,020	472
Interest rate swaps
Investment securities available for sale:
Derivative assets	1,219	913
U.S. agency securities
Investment securities available for sale:
Investment securities available for sale, at fair value	13,072	17,653
Corporate bonds
Investment securities available for sale:
Investment securities available for sale, at fair value	11,190	14,560
Mortgage-backed securities - Agency
Investment securities available for sale:
Investment securities available for sale, at fair value	149,199	215,428
Asset-backed securities
Investment securities available for sale:
Investment securities available for sale, at fair value	23,292	53,197
Equity securities
Investment securities available for sale:
Investment securities available for sale, at fair value	1,421	1,383
Level 1
Investment securities available for sale:
Investment securities available for sale, at fair value	1,322	1,103
Total fair value assets	1,322	1,103
Liabilities	0	0
Level 1 | Interest rate lock commitments
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 1 | Total derivative loan commitments
Investment securities available for sale:
Derivative assets	0	0
Level 1 | Interest rate swaps
Investment securities available for sale:
Derivative assets	0	0
Level 1 | U.S. agency securities
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 1 | Corporate bonds
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 1 | Mortgage-backed securities - Agency
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 1 | Asset-backed securities
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 1 | Equity securities
Investment securities available for sale:
Investment securities available for sale, at fair value	1,322	1,103
Level 2
Investment securities available for sale:
Investment securities available for sale, at fair value	196,753	300,838
Total fair value assets	197,972	301,751
Liabilities	1,219	913
Level 2 | Interest rate lock commitments
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 2 | Total derivative loan commitments
Investment securities available for sale:
Derivative assets	0	0
Level 2 | Interest rate swaps
Investment securities available for sale:
Derivative assets	1,219	913
Level 2 | U.S. agency securities
Investment securities available for sale:
Investment securities available for sale, at fair value	13,072	17,653
Level 2 | Corporate bonds
Investment securities available for sale:
Investment securities available for sale, at fair value	11,190	14,560
Level 2 | Mortgage-backed securities - Agency
Investment securities available for sale:
Investment securities available for sale, at fair value	149,199	215,428
Level 2 | Asset-backed securities
Investment securities available for sale:
Investment securities available for sale, at fair value	23,292	53,197
Level 2 | Equity securities
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 3
Investment securities available for sale:
Investment securities available for sale, at fair value	99	280
Total fair value assets	1,119	752
Liabilities	0	0
Level 3 | Interest rate lock commitments
Investment securities available for sale:
Investment securities available for sale, at fair value	1,020	472
Level 3 | Total derivative loan commitments
Investment securities available for sale:
Derivative assets	1,020	472
Level 3 | Interest rate swaps
Investment securities available for sale:
Derivative assets	0	0
Level 3 | U.S. agency securities
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 3 | Corporate bonds
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 3 | Mortgage-backed securities - Agency
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 3 | Asset-backed securities
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 3 | Equity securities
Investment securities available for sale:
Investment securities available for sale, at fair value	$ 99	$ 280